Associated companies (Tables)	12 Months Ended
Dec. 31, 2022
Statement [line items]
Schedule disclosing information related to associates
	Net income statement effect			Other comprehensive income effect [1]			Total comprehensive income effect

(USD millions)	2022	2021	2020	2022	2021	2020	2022	2021	2020

Roche Holding AG, Switzerland		15 341	677		46	-56		15 387	621

Others	-9	-2	-4				-9	-2	-4

Associated companies	-9	15 339	673		46	-56	-9	15 385	617

[1] In 2021, Novartis share of other comprehensive income recognized by associated companies, net of taxes of USD 3 million was recycled into the consolidated income statement as a result of the divestment of the investment in Roche Holding AG. No Novartis share of other comprehensive income recognized by associated companies was recycled to the consolidated income statement in 2022 and 2020.

Roche Holding AG, Switzerland
Statement [line items]
Schedule disclosing information related to associates, net income effect
(USD millions)	2021	2020

Novartis share of Roche's estimated current-year consolidated net income	815	913

Prior-year adjustment	40	-64

Amortization of fair value adjustments relating to intangible assets, net of taxes of 2021: USD 10 million; 2020: USD 26 million	-70	-172

Gain on divestment of the investment in Roche [1]	14 556

Net income effect	15 341	677

[1] The gain on divestment of the investment in Roche includes the recycling of currency translation effects (see Note 8.1) and other comprehensive income effects totaling USD 3.2 billion.